Amount Due from/(to) Related Parties (Details) - Schedule of Related Party Transactions Summarized by Different Natures - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mr. Risheng Li [Member]
Settlement of advance to related parties for daily operation
Settlement of advance to related parties for daily operation			$ 235
Repayment from related parties
Repayment from related parties			36
Mr. Liedong Wang [Member]
Settlement of advance to related parties for daily operation
Settlement of advance to related parties for daily operation			415
Repayment from related parties
Repayment from related parties			14
Mr. Dahan Bao [Member]
Settlement of advance to related parties for daily operation
Settlement of advance to related parties for daily operation			30
Repayment from related parties
Repayment from related parties